Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Business Combinations1 [Abstract]
Beginning balance	€ 15.4
Release of indemnified provision	(5.0)	€ (17.8)
Ending balance	€ 10.4